Notes Payable - Additional Information (Detail)	12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended					12 Months Ended
	Dec. 31, 2014 Unsecured Senior Notes Due Two Thousand Seventeen	Nov. 28, 2012 Unsecured Senior Notes Due Two Thousand Seventeen USD ($)	Dec. 31, 2014 Unsecured Senior Notes Due Two Thousand Twenty Two	Nov. 28, 2012 Unsecured Senior Notes Due Two Thousand Twenty Two USD ($)	Dec. 31, 2014 Unsecured Senior Notes Due Twenty Eighteen	Aug. 06, 2013 Unsecured Senior Notes Due Twenty Eighteen USD ($)	Dec. 31, 2014 Unsecured Senior Notes USD ($)	Dec. 31, 2014 Unsecured Senior Notes CNY	Dec. 31, 2013 Unsecured Senior Notes CNY	Dec. 31, 2012 Unsecured Senior Notes CNY	Nov. 28, 2012 Unsecured Senior Notes Tranche	Dec. 31, 2014 Unsecured Senior Notes Due Twenty Nineteen	Jun. 09, 2014 Unsecured Senior Notes Due Twenty Nineteen USD ($)
Debt Instrument [Line Items]
Number of tranches issued and sold											2
Debt face amount		$ 750,000,000		$ 750,000,000		$ 1,000,000,000							$ 1,000,000,000
Debt, maturity date	Nov. 28, 2017		Nov. 28, 2022		Aug. 06, 2018							Jun. 09, 2019
Interest rate	2.25%		3.50%		3.25%							2.75%
Net proceeds from issuance of debt							990,000,000	6,190,000,000	6,110,000,000	9,330,000,000
Discount on debt issued							10,130,000	62,840,000
Debt issuance cost							$ 17,670,000	109,630,000
Effective interest rate	2.36%		3.59%		3.39%							3.00%